Exhibit 99.31

Borrower Last Name	Allonhill Loan ID	Seller Loan Number	Status	Moodys and DBRS Initial Overall Grade	Moodys and DBRS Overall Grade	S&P Initial Overall Grade	S&P Overall Grade	Initial Credit Grade	Credit Grade	Credit Comment History	Credit Open Conditions	Credit Waived/Cleared Conditions	Moodys and DBRS Initial Property Grade	Moodys and DBRS Property Grade	Moodys and DBRS Property Comment History	S&P Initial Property Grade	S&P Property Grade	S&P Property Comment History	Property Open Conditions	Property Waived/Cleared Conditions	Initial Compliance Grade	Compliance Grade	Compliance Comment History	Compliance Open Conditions	Compliance Waived/Cleared Conditions	Compensating Factors
Redacted	Redacted	415165621	PC Review Complete	C	A	C	B	C	A	Date Created: 10/07/2011 || Grade: C || 1.) Missing evidence properties listed on 2009 REO schedule are sold. 2.) Need evidence of taxes and insurance and HOA fees for investment property listed on REO schedule. 3.) Missing asset documentation to complete a 2 month history. 4.) Missing evidence that propert listed on REO schedule is owned free and clear. 5.) Missing evidence of 2010 tax return extension was filed. 6.) Missing signatures on 2009/2008 tax returns in file.
Date Created: 11/02/2011 || Grade: C || (2) According to the lender, the borrower does not carry any homeowner's insurance on the property located at Redacted Address, as the property is owned free and clear and the borrower is not required to have insurance on a property owned free and clear. $50 per month was entered to be conservative, which is a high estimate based on the annual taxes. $61.96 per month between taxes and insurance will be used in the ratios for this property. (5) 2010 income tax return extension provided showing that 2010 returns were extended. ***Grade remains a C for the following: 1.) Missing evidence properties listed on 2009 REO schedule are sold. 2.) Missing asset documentation to complete a 2 month history. 3.) Missing evidence that property listed on REO schedule is owned free and clear. 4.) Missing signatures on 2009/2008 tax returns in file.
Date Created: 11/02/2011 || Grade: A || (1) Property records show that property sold Redacted. (2) The reserves requirement is covered by the LPL Financial statement provided. Second Redacted statement is not required. (3) Real Quest property report shows that property is owned free and clear. (4) 2009 and 2008 tax transcripts were provided in lieu of signed tax returns. According to guidelines, there is nothing that states that tax returns must be signed and the tax transcripts from the IRS match the borrowers' tax returns exactly. ***Grade changed from a C, to an A. No further credit issues noted.	-- Need evidence of taxes, insurance, HOA fees obligation on investment property listed on REO schedule (Redacted Address).

   + REASON: According to the lender, the borrower does not carry any homeowner's insurance on the property located at Redacted Address, as the property is owned free and clear and the borrower is not required to have insurance on a property owned free and clear. $50 per month was entered to be conservative, which is a high estimate based on the annual taxes. $61.96 per month between taxes and insurance will be used in the ratios for this property.

   + COMMENT: Taxes provided showing monthly obligation of $11.96 per month. Now provide missing evidence of hazard insurance and HOA dues (if applicable).

 -- Missing evidence that properties listed on 2009 1040 Schedule "E" have been sold (Redacted Address).

   + REASON: Per public records, property was sold and recorded on 5/4/2011.

   + COMMENT: HUD-1 provided showing the residence at Redacted Address was sold on Redacted, however, the HUD-1 is marked "estimated" and is not signed as certified by a settlement agent. Provide the fully executed final HUD-1.

 -- Missing Signature on Tax Returns - Missing signatures on 2009/2008 tax returns in file.

   + REASON: 2009 and 2008 tax transcripts were provided in lieu of signed tax returns. According to guidelines, there is nothing that states that tax returns must be signed and the tax transcripts from the IRS match the borrowers' tax returns exactly.

 -- Missing Federal Income Tax Return - Need evidence of 2010 extension for personal tax returns.

   + REASON: 2010 income tax return extension provided showing that 2010 returns were extended.

 -- Missing evidence property is owned free and clear - Investment property listed on REO schedule presented as owned free and clear (Redacted Address).

   + REASON: Real Quest shows no evidence of open mortgages on the property.

 -- Missing asset documentation - Need additional full month statement to complete a consecutive 2 month history for assets. Redacted savings account statement in file covers 06/22/2011 to 07/22/2011 + a statement update dated 09/09/2011 with out a 1 month transaction history.

+ REASON: Reserve requirement met with LPL Financial statement.	A	A	Date Created: 09/12/2011 || Grade: A || The subject was appraised "as is" by a Certified Residential appraiser on Fannie Mae Form 1004 who considered the property in overall good condition, complete, and needing no repairs. This AllonHill reviewer considers the primary appraisal to adequately support the value within a 10% variance. According to Moodys Guidelines, the property is given the grade of A.
Date Created: 10/07/2011 || Grade: A || Value supported with in 10% tolerance with no conditions required.	B	B	Date Created: 09/12/2011 || Grade: B || The primary appraisal valued the subject at $804,000. No AVM was available. The EDR supported the primary appraisal. According to S&P Guidelines, the property is given the grade of B.	C	A	Date Created: 10/07/2011 || Grade: C || 1.) GFE in file not disclosed with in 3 days of application date. 2.) TIL in file not disclosed with in 3 days of application date. 3.) Missing title policy or commitment.
Date Created: 10/14/2011 || Grade: C || The lender is not open for business on Saturdays. If the application date is Redacted, a Wednesday, then Thursday, the 11th is day #1, Friday the 12th is day #2, and Monday the 15th is day #3. Initial disclosures were issued on Monday Redacted which is compliant. Grade remains a C for the following: 1) Missing title policy.
Date Created: 11/02/2011 || Grade: A || Title policy provided. Grade changed from a C, to an A. No further compliance issues noted.	-- Federal TILA: Initial TIL Disclosure Date Test - - The creditor's initial TIL disclosure date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; or
- Later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.  The initial TIL disclosure date was Recacted, with an application date of Redacted.   + REASON: The lender is not open for business on Saturdays. If the application date is Redacted, a Wednesday, then Thursday, the 11th is day #1, Friday the 12th is day #2, and Monday the 15th is day #3. Initial disclosures were issued on Monday Redacted which is compliant.

 -- Federal RESPA: RESPA GFE Disclosure Date Test - - The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided).    Not later than 3 business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE. In the case of dealer loans, the lender must either provide the GFE or ensure that the dealer provides the GFE. The lender is responsible for ascertaining whether the GFE has been provided, if a mortgage broker is involved in the transaction. If the mortgage broker has provided a GFE, the lender is not required to provide an additional GFE.  The initial GFE disclosure date was Redacted, with an application date of Redacted.

   + REASON: The lender is not open for business on Saturdays. If the application date is Redacted, a Wednesday, then Thursday, the 11th is day #1, Friday the 12th is day #2, and Monday the 15th is day #3. Initial disclosures were issued on Monday Redacted which is compliant.

 -- Missing Title commitment - No preliminary title or commitment found in file.

+ REASON: Title policy provided.	-- 24.844% DTI on full doc transaction, 45.00% DTI max.
 -- Housing history paid as agreed 0x30 according to credit report.
 -- Monthly payments being reduced by $339.81.
-- 20 months reserves verified, 6 months required.